DEBT - Xihang & YSX Network and Guangzhou YSX (Details)						12 Months Ended
	Oct. 03, 2025 CNY (¥)	Sep. 10, 2025 CNY (¥) installment	Mar. 27, 2025 USD ($)	Dec. 24, 2024 USD ($)	Sep. 13, 2023 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 10, 2025 USD ($)	Sep. 10, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 27, 2025 CNY (¥)	Dec. 24, 2024 CNY (¥)	Sep. 13, 2023 CNY (¥)
DEBT
Interest expense						$ 250,553		$ 159,298	$ 139,752
Xihang
DEBT
Asset-liability ratio					70						70	70				70
Non-related party
DEBT
Repayment of long-term bank loans						612,590		138,564	657,039
Long-term loans, including current portion						1,761,380		1,860,349
Current portion of long-term loans						159,467		578,775
Long-term loans						1,601,914		1,281,574
Related party
DEBT
Repayment of long-term bank loans								1,385,636	$ 838,774
Bank of China | Xihang
DEBT
Effective interest rate					3.70%											3.70%
BOC, 3.4 million | Xihang
DEBT
Debt amount					$ 477,595											¥ 3,400,000
Debt term					2 years
Long-term loans, including current portion								491,642					¥ 3,500,000
BOC, 3.0 million | Xihang
DEBT
Debt amount											$ 434,909	¥ 3,000,000
Debt term		2 years
Amount of periodic payment | ¥	¥ 150,000	¥ 150,000
Effective interest rate											2.60%	2.60%
Current portion of long-term loans						43,491				¥ 300,000
Long-term loans						369,672				2,550,000
Number of installments | installment		5
Number of semi-annual installment | installment		3
BOC, 5.0 million | YSX Network
DEBT
Maximum guarantee amount				$ 724,848											¥ 5,000,000
BOC, 1.6 million | Xihang
DEBT
Debt amount					$ 224,751											¥ 1,600,000
Debt term					2 years
BOC 5.0 million | YSX Network
DEBT
Debt amount				$ 724,848											¥ 5,000,000
Debt term				3 years
Repayment of long-term bank loans						57,988	¥ 400,000
Long-term loans, including current portion						666,800				4,600,000
Effective interest rate				2.95%											2.95%
Current portion of long-term loans								55,121
Long-term loans								633,897
BOC 5.0 million | Guangzhou YSX
DEBT
Debt amount			$ 724,848											¥ 5,000,000
Debt term			3 years
Repayment of long-term bank loans						43,491	¥ 300,000
Long-term loans, including current portion						$ 681,357				¥ 4,700,000
Effective interest rate			3.00%											3.00%
Maximum guarantee amount			$ 724,848											¥ 5,000,000
Current portion of long-term loans								41,341
Long-term loans								$ 647,677